(ICON)

Cash
Accumulation
Trust
------------------
Liquid Assets Fund

SEMI
ANNUAL
REPORT

March 31, 1998

(LOGO)

Cash Accumulation Trust
Liquid Assets Fund

Performance At A Glance.
Money market securities fell, then rose sharply during the four months ended
March 31, 1998. Yields fell as concern over the Asian financial crisis increased the probability of a reduction in U.S. short-term interest rates.
Conversely, money market yields rose in late
February and March after Federal
Reserve Chairman Alan Greenspan abruptly dispelled the notion that a federal funds rate cut was imminent. The Cash
Accumulation Trust -- Liquid Assets
Fund's performance improved as we acted quickly to lock in higher yields during late February and March.

Fund Facts                       As of 3/31/98


                      7-Day         Net Asset
Weighted Avg.        Net
                   Current Yld.    Value (NAV)
Mat. (WAM)      Assets (mil.)
Liquid Assets Fund    5.46%           $1.00
69 Days          $353.0
IBC Financial Data
Money Fund Avg.
(General Purpose*)    4.93            $1.00
62 Days            N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable $1 net asset value per share.

*This is the average seven-day current yield, NAV and WAM of all funds in the International Business Communications Financial
Data's money fund category as
of March 31, 1998.

Cash Fund Yield Comparison
         (GRAPH)

How Investments Compared.
    (As of 3/31/98)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total return averages for several
Lipper mutual fund categories to
show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Michelle Errico Gonnella, Fund Manager

Portfolio
Manager's Report
The Liquid Assets Fund, one of two series of the Cash Accumulation Trust, seeks current income consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks of the U.S.
and foreign countries. Maturities
can range from one day to 13 months. We
typically purchase securities rated in
one of the two highest rating categories by at least two major, independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Strategy Session.
-----------------------------------------------
--------------------------------
U.S. Economy Roars Ahead.
Predictions of lackluster U.S. economic growth were widespread as the new year began. Financial problems in Asia and dwindling corporate profits were expected to slow U.S. economic growth to approximately
2% in 1998, about half of last
year's growth rate. But the world's largest economy defied Wall Street forecasts by surging 4.8% in the first three months of the year, and inflation fell to levels not seen since the early 1950s.

Money market yields were on a roller coaster during the reporting period as investors reacted to developments in the Far
East and the U.S. In January,
prices of money market securities soared and yields plunged on the belief that U.S. economic growth would slow dramatically as exports to struggling Asian countries slumped while cheaply priced imports from Asia flooded U.S. markets.
The supply of U.S. Treasury securities was also expected to decrease as the federal government borrowed less in the first three months of 1998 because of the rapidly shrinking budget deficit and hefty tax revenues. Thus, investors pushed prices of money market securities higher and yields lower, fearing a dwindling supply of short-term securities.

The market rally faded, however, as government reports indicated the economy was picking up steam. Indeed, more than 300,000 non-farm jobs were created in
January as the unemployment rate held steady at 4.7%. As a result, money market yields crept higher then jumped in late
February after Federal Reserve Chairman
Alan Greenspan hinted that monetary policy would remain unchanged. His remarks disappointed investors who believed U.S.
central bankers would have to reduce
the federal funds rate (what banks charge each other for overnight loans) to keep the economy growing amid continued financial difficulties in Asia. But strong economic statistics proved that a short-term rate cut was the last thing the robust U.S. economy needed.

Welcome to the Rock.
Prudential has more than $25 billion in assets under management in 20 short-term funds. We welcome you and will work to make doing business with us as convenient as possible.

What Went Well.
-----------------------------------------------
--------------------------------
We Watched. We Waited. We Bought.
We believed all along that U.S. economic growth was stronger than expected.
Therefore, when the one-year London Interbank
Offered Rate (LIBOR) fell more
than a quarter percentage point in mid-January, we doubted such low yields would last.

We figured that reports would eventually show the economic expansion remained on track and short-term yields would head higher. With this in mind, we largely avoided purchasing longer-term money market securities in January.

When yields began to rise in late February as investors realized a federal funds rate cut was not imminent, we went bargain hunting. Bank obligations maturing in one year provided solid yields, so we bought these securities along with others as yields climbed further.
Our purchases increased the
Fund's weighted average maturity (WAM) in mid-
March to nearly 75 days, which
was longer than the average comparable fund.
Extending the WAM enhanced the
Fund's return.


And Not So Well.
-----------------------------------------------
--------------------------------
Not Enough Floaters.
Variable rate notes, or floaters, are
securities whose interest rates adjust
periodically based on an index such as the one-month LIBOR. We did not increase our holdings of floaters because we expected the securities would become cheaper. Unfortunately, floaters became more expensive. Owning more of these securities would have boosted the Fund's return because their interest rates adjusted higher as money market yields climbed in late February and March.

Weighted Average Maturity Compared
       To The Average Fund.
             (GRAPH)

Looking Ahead.
While inflation in the U.S. remains in check, continued robust economic growth could reignite mounting inflationary pressures later in the year. Based on experience, we believe the Federal Reserve prefers to act sooner rather than later when it comes to inflation. The central bank could raise the federal funds rate this year. Accordingly, we are targeting money market securities with yields that factor in the risk of higher short-term rates down the road.

President's Letter
May 15, 1998
-----------------------------------------------
--------------------------------
(PHOTO)
                             See You On the
Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so.
Yes, we currently offer two
sites -- each with its own distinctive
identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net
News (February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in
Prudential Online(R) and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional
opportunities for people who are
searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of          CASH
ACCUMULATION TRUST
March 31, 1998 (Unaudited)              LIQUID
ASSETS FUND
-----------------------------------------------
----------------
-----------------------------------------------
----------------

Principal
Amount
(000)        Description
Value (Note 1)
-----------------------------------------------
-------------
Bank Notes--2.3%
             Corestates Bank, N.A.
    $2,000   5.63359%, 4/21/98(b)
$  2,000,000
             Key Bank, N.A.
     1,000   5.64625%, 4/13/98(b)
1,000,440
     1,000   5.54%, 4/29/98(b)
999,559
     4,000   5.52%, 6/18/98(b)
3,997,771

------------

7,997,770
-----------------------------------------------
-------------
Certificates Of Deposit - Domestic--2.6%
             Chase Manhattan Bank
     4,000   5.56%, 6/4/98
4,000,000
     3,000   5.62%, 7/6/98
3,000,000
             Morgan Guaranty Trust Co.
     2,000   5.93%, 8/31/98
2,001,804

------------

9,001,804
-----------------------------------------------
-------------
Certificates Of Deposit - Eurodollar--0.9%
             Abbey National Treasury Services
PLC
     2,000   5.75%, 3/5/99
2,000,000
             Creditanstalt Bankverein
     1,000   5.59%, 5/12/98
1,000,005

------------

3,000,005
-----------------------------------------------
-------------
Certificates Of Deposit - Yankee--22.1%
             Barclays Bank PLC
    10,000   5.53%, 2/23/99
9,994,826
             Bayerishe Hypotheken Und Wechsel
                Bank
     2,000   5.47%, 7/14/98
1,999,472
             Canadian Imperial Bank of Commerce
     1,378   5.57%, 6/22/98
1,378,000
     6,000   5.55%, 2/10/99
5,997,516
             Commerzbank
     4,000   5.54%, 5/27/98
4,000,000
             Credit Communal De Belgique, S.A.
     1,800   5.57%, 4/21/98
1,800,000
             Deutsche Bank
     5,000   5.57%, 2/26/99
4,997,825
     3,000   5.62%, 2/26/99
2,998,696
             Deutsche Bank
    $3,000   5.63%, 2/26/99
$  2,997,654
     3,000   5.66%, 3/3/99
2,998,677
             Rabobank Nederland, N. V.
     4,000   5.50%, 2/9/99
3,997,358
             Societe Generale
    10,000   5.58%, 6/12/98
10,000,000
             Swiss Bank Corp.
    15,000   5.625%, 4/8/98
15,000,000
             Westdeutcshe Landesbank
Girozentrale
    10,000   5.57%, 4/22/98
10,000,000

------------

78,160,024
-----------------------------------------------
-------------
Commercial Paper--53.9%
             Abbey National North America Corp.
     1,060   5.50%, 4/29/98
1,055,466
             American General Finance Corp.
     5,000   5.52%, 5/8/98
4,971,633
     1,000   5.49%, 6/30/98
986,275
             Aon Corp.
     1,000   5.59%, 4/14/98
997,981
     1,000   5.56%, 5/19/98
992,587
     3,000   5.59%, 5/27/98
2,973,913
             Aristar, Inc.
     1,000   5.53%, 4/9/98
998,771
     3,030   5.58%, 5/5/98
3,014,032
     1,000   5.52%, 5/11/98
993,867
             Associates Corp. of North America
     1,000   5.50%, 6/12/98
989,000
             Bank Of Montreal
     5,000   5.65%, 4/2/98
4,999,215
             Barton Capital Corp.
     2,000   5.58%, 5/18/98
1,985,430
     1,376   5.57%, 5/22/98
1,365,142
             Carnival Corp.
     5,500   5.70%, 4/21/98
5,482,583
             Centric Capital Corp.
     1,000   5.70%, 4/7/98
999,050
             Coca-Cola Enterprises, Inc.
     4,200   5.55%, 6/3/98
4,159,208
             Commercial Credit Co.
     2,000   5.50%, 6/12/98
1,978,000

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of          CASH
ACCUMULATION TRUST
March 31, 1998 (Unaudited)              LIQUID
ASSETS FUND
-----------------------------------------------
----------------
-----------------------------------------------
----------------

Principal
Amount
(000)        Description
Value (Note 1)
-----------------------------------------------
-------------
Commercial Paper (cont'd.)
             Commerzbank U.S. Finance, Inc.
    $2,000   5.54%, 5/1/98
$  1,990,767
             Cregem North America, Inc.
    15,843   5.55%, 4/3/98
15,838,115
             CXC, Inc.
     1,000   5.55%, 5/11/98
993,833
     2,000   5.55%, 5/12/98
1,987,358
     1,000   5.55%, 5/22/98
992,138
             Duke Capital Corp.
     1,000   5.59%, 4/29/98
995,652
             Finova Capital Corp.
     5,000   5.65%, 4/28/98
4,978,813
             Ford Motor Credit Co.
     1,010   5.52%, 5/8/98
1,004,270
             General Electric Capital Corp.
     1,000   5.54%, 4/30/98
995,537
     8,526   5.53%, 5/1/98
8,486,709
     3,791   5.45%, 5/29/98
3,757,713
     2,000   5.51%, 6/12/98
1,977,960
             General Motors Acceptance Corp.
     3,000   5.54%, 4/29/98
2,987,073
     1,378   5.53%, 5/18/98
1,368,051
             General Signal Corp.
    10,000   5.60%, 4/2/98
9,998,444
             Household International, Inc.
             5.80%, 4/13/98
                (cost $998,067, date purchased
                3/30/98)(c)
998,067
     1,000
             Ing America Insurance Holdings,
Inc.
     6,000   5.74%, 4/3/98
5,998,087
     2,000   5.74%, 4/28/98
1,991,390
             Intenational Nederland U.S.
Funding
                Corp.
     5,000   5.63%, 4/8/98
4,994,526
             J.C. Penny Funding Corp.
     1,058   5.55%, 4/24/98
1,054,249
             Merrill Lynch & Co., Inc.
     4,000   5.51%, 6/11/98
3,956,532
     5,000   5.51%, 6/12/98
4,944,900
             Mont Blanc Capital Corp.
     5,000   5.55%, 6/25/98
4,934,479
             Monte Rosa Capital Corp.
    $2,405   5.55%, 5/14/98
$  2,389,057
             Nationwide Building Society
     4,000   5.51%, 6/3/98
3,961,430
             Nordbanken North America
     1,000   5.55%, 5/28/98
991,213
             Old Line Funding Corp.
     1,916   5.58%, 4/17/98
1,911,248
     2,000   5.60%, 4/27/98
1,991,911
             Paccar Financial Corp.
     6,000   5.60%, 4/27/98
5,975,733
             Rubbermaid, Inc.
     1,000   5.53%, 5/27/98
991,398
             Safeco Corp.
     5,000   5.54%, 5/11/98
4,969,222
             Special Purpose Accounts
Recreation
                Cooperative Corp.
     3,493   5.53%, 5/21/98
3,466,172
             Svenska Handelsbanken, Inc.
     3,000   5.51%, 5/20/98
2,977,501
             Unifunding, Inc.
     3,000   5.51%, 5/20/98
2,977,501
     3,000   5.50%, 6/16/98
2,965,167
             Variable Funding Capital Corp.
    14,506   5.55%, 5/6/98
14,427,728
             WCP Funding, Inc.
     3,000   5.55%, 5/28/98
2,973,638
             Windmill Funding Corp.
     3,000   5.57%, 4/17/98
2,992,573
     1,162   5.56%, 4/29/98
1,156,975
     2,000   5.53%, 5/15/98
1,986,482
             Wood Street Funding Corp.
     1,000   5.58%, 5/8/98
994,265
     2,000   5.53%, 6/19/98
1,975,730
             Xerox Overseas Holdings PLC
     2,112   5.55%, 4/20/98
2,105,814

------------

190,347,574
-----------------------------------------------
-------------
Loan Participations(c)--3.2%
             Bell Atlantic Network Funding
Corp.
             5.65%, 4/13/98
                (cost $1,000,000, date
purchased
                3/24/98)
1,000,000
     1,000

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of          CASH
ACCUMULATION TRUST
March 31, 1998 (Unaudited)              LIQUID
ASSETS FUND
-----------------------------------------------
----------------
-----------------------------------------------
----------------

Principal
Amount
(000)        Description
Value (Note 1)
-----------------------------------------------
-------------
Loan Participations(c)--(cont'd.)
             Bell Atlantic Network Funding
Corp.
             5.60%, 4/30/98
                (cost $276,000, date purchased
                3/20/98)
$    276,000
      $276
             Cooper Industries, Inc.
             5.60%, 4/17/98
                (cost $2,000,000, date
purchased
                2/17/98)
2,000,000
     2,000
             Countrywide Home Loans, Inc.
             5.75%, 4/10/98
                (cost $2,000,000, date
purchased
                3/24/98)
2,000,000
     2,000
             5.75%, 4/23/98
                (cost $5,100,000, date
purchased
                3/24/98)
5,100,000
     5,100
             Paccar Financial Corp.
             5.57%, 4/21/98
                (cost $1,000,000, date
purchased
                3/20/98)
1,000,000
     1,000

------------

11,376,000
-----------------------------------------------
-------------
Time Deposit - Eurodollar--2.6%
             Republic National Bank of New York
     9,339   6.125%, 4/1/98
9,339,000
-----------------------------------------------
-------------
Other Corporate Obligations--13.9%
             Abbey National Treasury Services
PLC
     7,331   5.50%, 2/5/99
7,326,169
             Bank of New York Co., Inc.
     5,000   5.54%, 4/16/98
4,988,458
             General Motors Acceptance Corp.
    13,000   5.63234%, 5/4/98(b)
12,996,824
             Liquid Asset Backed Securities
                Trust,
                Series 1998-1
     2,906   5.6875%, 4/27/98(b)
2,905,955
             Mellon Bank, N.A.
     6,000   5.6275%, 6/16/98(b)
5,999,995
             Strategic Money Market Trust,
Series
                1998-B
    15,000   5.6875%, 4/6/98(b)
15,000,000

------------

49,217,401
Total Investments--101.5%
             (amortized cost $358,439,578(a))
$358,439,578
             Liabilities in excess of other
                assets--(1.5%)
(5,332,776)

------------
             Net Assets--100%
$353,106,802

------------

------------

(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of
interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of
such securities is $12,374,067. The
    aggregate value ($12,374,067) is
approximately 3.5% of net assets.
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 1998 was as follows:

Commercial
Banks...................................
45.3%
Asset Backed
Securities............................   13.8
Motor
Vehicles.....................................
7.2
Bank Holding
Companies.............................    5.9
Business Credit
(Finance)..........................    5.7
Fire
Insurance.....................................
3.7
Personal Credit
Institutions.......................    3.7
Miscellaneous Electrical
Equipment.................    2.9
Securities Brokers &
Dealers.......................    2.6
Mortgage
Banks.....................................
2.0
Special Purpose
Entity.............................    2.0
Water
Transportation...............................
1.6
Accident & Health
Insurance........................    1.4
Beverages......................................
 ....    1.2
Financial
Services.................................
0.6
Photo
Equipment....................................
0.6
Telephone &
Communications.........................    0.4
Department
Stores..................................    0.3
Electrical
Services................................    0.3
Plastics.......................................
 ....    0.3

-----

101.5
Liabilities in excess of other
assets..............   (1.5)

-----

100.0%

-----

-----

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     5

CASH ACCUMULATION TRUST
Statement of Assets and Liabilities (Unaudited)
LIQUID ASSETS FUND
-----------------------------------------------
---------------------------------

December 22,

1997(a)

Through
Assets
March 31, 1998
Investments, at amortized cost which
approximates market
value..........................................
$ 358,439,578
Cash...........................................
 ...............................................
 ..........                  470
Receivable for Fund shares
sold...........................................
 ..............................
14,891,633
Interest
receivable.....................................
 ...............................................
 .              999,748

-----------------
   Total
assets.........................................
 ...............................................
 .          374,331,429

-----------------
Liabilities
Payable for Fund shares
reacquired.....................................
 .................................
18,742,562
Payable for investments
purchased......................................
 .................................
1,990,767
Dividends
payable........................................
 ...............................................
426,221
Management fee
payable........................................
 ..........................................
62,137
Accrued
expenses.......................................
 ...............................................
 ..                2,940

-----------------
   Total
liabilities....................................
 ...............................................
 .           21,224,627

-----------------
Net
Assets.........................................
 ...............................................
 ......        $ 353,106,802

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par............................................
 ....................        $       3,531
   Paid-in capital in excess of
par............................................
 .........................          353,103,271

-----------------
Net assets, March 31,
1998...........................................
 ...................................        $
353,106,802

-----------------

-----------------
Net asset value, offering and redemption price
per share
   ($353,106,802 / 353,106,802 shares of
beneficial interest issued and
outstanding)....................
$1.00

-----------------

-----------------

---------------
(a) Commencement of investment operations.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     6

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Operations (Unaudited)
-----------------------------------------------
-------------

December 22,

1997(a)

Through
Net Investment Income
March 31, 1998
Income
   Interest.................................
$ 5,232,507

-----------------
Expenses
   Management fee...........................
67,137
   Registration fees........................
43,000
   Transfer agent's fees and expenses.......
33,000
   Reports to shareholders..................
21,000
   Custodian's fees and expenses............
19,000
   Audit fee and expenses...................
9,000
   Legal fees and expenses..................
5,000
   Directors' fees..........................
4,500
   Miscellaneous............................
3,834

-----------------
      Total expenses........................
205,471

-----------------
Net investment income.......................
5,027,036

-----------------
Realized Gain on Investments
Net realized gain on investment
   transactions.............................
6,877

-----------------
Net Increase in Net Assets
Resulting from Operations...................
$ 5,033,913

-----------------

-----------------

---------------
(a) Commencement of investment operations.


CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Changes in Net Assets (Unaudited)
-----------------------------------------------
-------------

December 22,

1997(a)

Through
Increase (Decrease)
March 31,
in Net Assets
1998
Operations
   Net investment income......................
$     5,027,036
   Net realized gain on investment
      transactions............................
6,877

---------------
   Net increase in net assets resulting from
      operations..............................
5,033,913

---------------
Dividends and distributions (Note 1)..........
(5,033,913)

---------------
Fund share transactions
   Net Proceeds from shares sold..............
1,172,640,855(a)
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................
4,557,700
   Cost of shares reacquired..................
(824,091,753)

---------------
   Net increase in net assets from Fund share
      transactions............................
353,106,802

---------------
Total increase................................
353,106,802
Net Assets
Beginning of period...........................
--

---------------
End of period.................................
$   353,106,802

---------------

---------------
---------------
(a) Includes $295,683,132 that was transferred
from the
    National Money Market Fund.

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     7

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Notes to Financial Statements (Unaudited)
-----------------------------------------------
---------------------------------
Cash Accumulation Trust (the 'Trust') is
registered under the Investment Company
Act of 1940 as an open-end, diversified
management investment company. The Trust
consists of two series - the National Money
Market Fund and Liquid Assets Fund
(the 'Fund'). The Fund commenced investment
operations on December 22, 1997,
when $295,683,132 was transferred from the
National Money Market Fund to the
Fund. The investment objective of the Fund is
current income to the extent
consistent with the preservation of capital and
liquidity. The Fund invests
primarily in a portfolio of U.S. Government
obligations, financial institution
obligations and other high quality money market
instruments maturing in thirteen
months or less whose ratings are within the two
highest ratings categories by a
nationally recognized statistical rating
organization or, if not rated, are of
comparable quality. The ability of the issuers
of the securities held by the
Fund to meet its obligations may be affected by
economic developments in a
specific industry or region.
-----------------------------------------------
-------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Trust, and the Fund, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities are
valued at amortized cost, which
approximates market value. The amortized cost
method involves valuing a security
at its cost on the date of purchase and
thereafter assuming a constant
amortization to maturity of any discount or
premium.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Federal Income Taxes: For Federal income tax
purposes, each Fund in the Trust is
treated as a separate tax paying entity. It is
the intent of the Fund to meet
the requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
net income to its shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund declares
all of its net investment income
and net realized short-term capital
gains/losses, if any, as dividends daily to
its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest
accrued or discount earned less
amortization of premium and the estimated
expenses applicable to the dividend
period. Payment of dividends is made monthly.
The Fund does not expect to
realize long-term capital gains or losses.
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'), doing business
as Prudential Investments (PI,
the Subadviser or the investment adviser), PI
furnishes investment advisory
services in connection with the management of
the Fund. PIFM pays for the cost
of the subadviser's services, the compensation
of officers of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
Under the management agreement, PIFM is
reimbursed by the Fund for its direct
administrative costs and expenses, excluding
overhead and profit incurred in
providing services to the Fund up to a maximum
of .39% of the average daily net
assets.
PIFM and PIC are wholly owned subsidiaries of
The Prudential Insurance Company
of America.
-----------------------------------------------
-------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. Transfer
agent fees and expenses in the
Statement of Operations include certain out-of-
pocket expenses paid to
nonaffiliates.
-----------------------------------------------
---------------------------------
                                       8

CASH ACCUMULATION TRUST
Financial Highlights (Unaudited)
LIQUID ASSETS FUND
-----------------------------------------------
---------------------------------

December 22,

1997(a)

Through

March 31,

1998

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................................
 ...................................       $
1.00

------------
Net investment income and net realized
gains..........................................
 ..........................            .02
Dividends and distributions to
shareholders...................................
 ..................................
(.02)

------------
Net asset value, end of
period.........................................
 .........................................
$   1.00

------------

------------
TOTAL
RETURN(b):.....................................
 ...............................................
 ............           1.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................
 .......................................
$353,107
Average net assets
(000)..........................................
 ..............................................
$324,996
Ratios to average net assets:

Expenses.......................................
 ...............................................
 ...............           .23%(c)
   Net investment
income.........................................
 ...............................................
5.65%(c)

---------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a
purchase of shares on the first day
    and a sale on the last day of each period
reported and includes reinvestment
    of dividends and distributions. Total
returns for less than a full year are
    not annualized.
(c) Annualized.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     9

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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